SCHEDULE OF CASHFLOW INFORMATION RELATED TO LEASES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Lease Obligations
Cash payments for operating leases	$ 51,258	$ 19,351	$ 145,710	$ 83,593
Cash payments for finance leases	$ 15,291	$ 10,992	$ 75,698	$ 48,656